UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

NY Tax Free Money Fund Investment

Tax Free Money Fund Investment

Semiannual Report to
Shareholders

June 30, 2006

Contents

Click Here Information About Each Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolios

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,012.50
Expenses Paid per $1,000*	$ 3.69
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,021.12
Expenses Paid per $1,000*	$ 3.71

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
NY Tax Free Money Fund Investment	.74%

For more information, please refer to the Fund's prospectus.

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,012.50
Expenses Paid per $1,000*	$ 3.74
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,021.08
Expenses Paid per $1,000*	$ 3.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Tax Free Money Fund Investment	.75%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund Investment

Asset Allocation	6/30/06	12/31/05

Municipal Investments Municipal Variable Rate Demand Notes	82%	87%
Municipal Bonds and Notes	18%	13%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Investment	38 days	26 days
iMoneyNet State Specific Retail Money Funds Average*	22 days	27 days

* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds - 6 months and less, Put Bonds - over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

Tax Free Money Fund Investment

Asset Allocation	6/30/06	12/31/05

Municipal Investments Municipal Variable Rate Demand Notes	75%	83%
Municipal Bonds and Notes	25%	17%
	100%	100%
Weighted Average Maturity

Tax Free Money Investment	34 days	34 days
iMoneyNet Retail Tax Free Money Funds Average**	22 days	29 days

** The Fund is compared to its respective iMoneyNet Category: Retail Tax Free Money Funds Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months & less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Funds' holdings, see pages 6 and 9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Funds as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Funds' top ten holdings and other information about the Funds is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of June 30, 2006 (Unaudited)

NY Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
New York 93.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Foundation Student Housing, Series A, 4.0%*, 11/1/2032 (a)	285,000	285,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 4.04%*, 6/1/2022, KeyBank NA (b)	2,300,000	2,300,000
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.95%*, 5/1/2033, Bayerische Landesbank (b)	1,400,000	1,400,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	5,000,000	5,028,671
New York, Metropolitan Transportation Authority Revenue:
3.45%, 10/6/2006	2,000,000	2,000,000
Series 848-D, 144A, 3.99%*, 11/15/2021 (a)	2,490,500	2,490,500
Series PA-1083, 144A, 4.0%*, 5/15/2010 (a)	1,450,000	1,450,000
Series 1040, 144A, 4.0%*, 1/15/2020 (a)	3,100,000	3,100,000
Series B-16, 144A, 4.0%*, 11/15/2027	100,000	100,000
New York, Oneida Indian Nation, 3.96%*, 10/1/2032, Bank of America NA (b)	1,605,000	1,605,000
New York, State Dormitory Authority Revenue:
Series 1997, 3.6%, 7/6/2006	1,000,000	1,000,000
Series B09, 144A, 4.0%*, 3/15/2023 (a)	350,000	350,000
Series PA-541, 144A, 4.0%*, 8/1/2038 (a)	500,000	500,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 3.97%*, 7/1/2029, JPMorgan Chase Bank (b)	2,305,000	2,305,000
New York, State Dormitory Authority Revenue, Solar Eclipse Funding Trust, Series 2006-0029, 144A, 3.97%*, 2/15/2012 (a)	700,000	700,000
New York, State General Obligation:
Series B, 2.9%*, 3/15/2030, Dexia Credit Local FRNC (b)	1,080,000	1,080,000
3.48%, 7/6/2006	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.94%*, 11/1/2036, Bank of New York (b)	1,600,000	1,600,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 3.95%*, 3/15/2026, State Street Bank & Trust Co. (b)	1,600,000	1,600,000
New York, State Power Authority, 3.6%, 7/13/2006	2,000,000	2,000,000
New York, State Power Authority Revenue & General Purpose, 3.35%*, 3/1/2016	3,500,000	3,500,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1383, 144A, 4.01%*, 10/1/2013 (a)	1,090,000	1,090,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 4.0%*, 3/15/2025 (a)	2,575,000	2,575,000
New York, Tobacco Settlement Financing Corp.:
Series R-2033, 144A, 4.02%*, 6/1/2021 (a)	1,960,000	1,960,000
Series R-6500, 144A, 4.02%*, 6/1/2021 (a)	2,230,000	2,230,000
New York, Tsasc, Inc., SeriesR-513CE, 144A, 4.02%*, 6/1/2034	2,200,000	2,200,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.99%*, 4/1/2032, Allied Irish Bank PLC (b)	1,505,000	1,505,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.98%*, 12/1/2034, Allied Irish Bank PLC (b)	3,200,000	3,200,000
New York City, NY, Municipal Water Finance Authority, 3.67%, 8/17/2006	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 4.0%*, 11/1/2026 (a)	660,000	660,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 3.95%*, 11/15/2022	45,000	45,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-F, 4.0%*, 11/1/2022	1,500,000	1,500,000
New York, NY, General Obligation:
Series J-3, 3.95%*, 2/15/2016, JPMorgan Chase Bank (b)	500,000	500,000
Series H-6, 3.96%*, 3/1/2034, Fleet National Bank (b)	580,000	580,000
Series 1318, 144A, 4.01%*, 6/1/2013 (a)	1,000,000	1,000,000
Series I-8, 4.01%*, 4/1/2036, Bank of America NA (b)	1,500,000	1,500,000
Series E-2, 4.03%*, 8/1/2034, Bank of America NA (b)	1,200,000	1,200,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 3.95%*, 1/1/2031 (a)	1,235,000	1,235,000
Series B-13, 144A, 4.0%*, 11/15/2021 (a)	2,070,000	2,070,000
Series R-2013, 144A, 4.01%*, 11/15/2021 (a)	300,000	300,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 4.04%*, 11/1/2025, HSBC Bank PLC (b)	3,700,000	3,700,000
Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 4.0%*, 7/1/2032, KeyBank NA (b)	2,565,000	2,565,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.97%*, 3/1/2025, Wilber National Bank (b)	1,300,000	1,300,000
Port Authority of New York & New Jersey, 3.44%, 7/10/2006	900,000	900,000
Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.93%*, 10/30/2035, Citizens Bank NA (b)	2,000,000	2,000,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview, Series B, 3.99%*, 8/1/2033, KeyBank NA (b)	600,000	600,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 4.04%*, 2/1/2021, KeyBank NA (b)	190,000	190,000
Syracuse, NY, Revenue Anticipation Notes, Series B, 4.125%, 10/30/2006, Keybank NA (b)	4,000,000	4,006,590
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.99%*, 9/1/2015, KeyBank NA (b)	1,510,000	1,510,000
		79,515,761
Puerto Rico 6.0%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.98%*, 10/1/2008	1,600,000	1,600,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.97%*, 7/1/2020 (a)	1,965,000	1,965,000
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Certificates Macon Trust, Series R, 144A, 3.97%*, 7/1/2035 (a)	1,500,000	1,500,000
		5,065,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $84,580,761)+	99.7	84,580,761
Other Assets and Liabilities, Net	0.3	249,301
Net Assets	100.0	84,830,062

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

+ The cost for federal income tax purposes was $84,580,761.

(a) Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	9.5
Financial Guaranty Insurance Company	7.0
Financial Security Assurance, Inc.	6.2
MBIA Corp.	7.3

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.2%
California 1.6%
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	1,500,000	1,500,280
Colorado 8.4%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 4.01%*, 6/1/2013 (a)	3,000,000	3,000,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 4.07%*, 8/1/2017, Wells Fargo Bank NA (b)	2,905,000	2,905,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 4.2%*, 7/1/2029, Bank One Colorado NA (b)	1,950,000	1,950,000
		7,855,000
Florida 5.2%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series A, 3.98%*, 11/15/2032, SunTrust Bank (b)	525,000	525,000
Jacksonville, FL, Industrial Development Revenue, Airport Hotel Project, 3.98%*, 7/1/2013, Northern Trust Co. (b)	800,000	800,000
Pasco County, FL, School Board Certificates of Participation, 3.97%*, 8/1/2026 (a)	2,925,000	2,925,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.99%*, 11/1/2034, Allied Irish Bank PLC (b)	600,000	600,000
		4,850,000
Georgia 3.5%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 4.03%*, 1/1/2021 (a)	750,000	750,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 4.01%*, 5/1/2026, Branch Banking & Trust (b)	2,500,000	2,500,000
		3,250,000
Illinois 5.1%
Chicago, IL, General Obligation, Series Z-10, 144A, 4.04%*, 6/29/2029 (a)	3,100,000	3,100,000
Elgin, IL, Judson College Project Revenue, 4.2%*, 7/1/2011, Bank One NA (b)	970,000	970,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 4.0%*, 12/1/2033, Bank One NA (b)	675,000	675,000
		4,745,000
Indiana 5.5%
Indiana, Health & Educational Facility Financing Authority Revenue, Community Village Hartsfield, Series A, 3.97%*, 8/1/2036, Harris NA (b)	3,150,000	3,150,000
Indiana, State Development Finance Authority Revenue, Educational Facilities, Indiana Museum of Art, 4.0%*, 2/1/2039, Bank One NA (b)	1,100,000	1,100,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 144A, 4.01%*, 6/1/2017 (a)	900,000	900,000
		5,150,000
Kentucky 11.7%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.45%*, 8/1/2013, Calyon Bank (b)	1,800,000	1,800,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 4.04%*, 7/1/2019, Bank One Kentucky NA (b)	1,605,000	1,605,000
Pendleton County, KY, Multi County Lease Revenue, 3.5%, 9/7/2006	5,000,000	5,000,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 4.03%*, 4/1/2015, Fifth Third Bank (b)	2,470,000	2,470,000
		10,875,000
Massachusetts 0.9%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.99%*, 6/1/2030, KeyBank NA (b)	800,000	800,000
Michigan 0.7%
Oakland University, MI, Michigan Revenue, 3.98%*, 3/1/2031 (a)	625,000	625,000
New York 3.5%
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,011,468
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-E, 4.0%*, 11/1/2022	1,200,000	1,200,000
		3,211,468
North Carolina 4.7%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 4.01%*, 8/1/2030, Branch Banking & Trust (b)	2,000,000	2,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage, United Methodist, Series B, 4.01%*, 10/1/2008, Branch Banking & Trust (b)	2,350,000	2,350,000
		4,350,000
Ohio 1.2%
Cleveland, OH, Waterworks Revenue, Series M, 3.98%*, 1/1/2033 (a)	500,000	500,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 4.05%*, 9/1/2020, Fifth Third Bank (b)	605,000	605,000
		1,105,000
Oregon 0.7%
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 4.01%*, 10/1/2023 (a)	700,000	700,000
Pennsylvania 5.1%
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 4.03%*, 9/1/2025, Wachovia Bank NA (b)	2,600,000	2,600,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 4.03%*, 1/1/2024	150,000	150,000
Philadelphia, PA, School District, Tax and Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (b)	2,000,000	2,013,600
		4,763,600
Tennessee 2.5%
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 4.02%*, 5/1/2016	2,300,000	2,300,000
Texas 37.5%
Clear Creek, TX, Independent School District, Series 04, 144A, 4.01%*, 2/15/2029 (a)	2,495,000	2,495,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 4.02%*, 7/15/2010 (a)	2,295,000	2,295,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 4.01%*, 2/15/2022	3,000,000	3,000,000
Houston, TX, General Obligation, Series A, 3.51%, 7/6/2006	3,000,000	3,000,000
Lubbock, TX, Independent School District, School Building, 5.25%, 2/1/2030	7,000,000	7,024,915
Texas, Hidalgo Willacy Housing Fince Corp., Multi-Family Housing Revenue, Series F18J, 144A, 4.06%*, 1/1/2039	3,885,000	3,885,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	9,100,000	9,122,143
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 4.01%*, 8/15/2042 (a)	4,000,000	4,000,000
		34,822,058
Washington 3.4%
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 4.01%*, 12/1/2023 (a)	3,130,000	3,130,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,032,406)+	101.2	94,032,406
Other Assets and Liabilities, Net	(1.2)	(1,074,781)
Net Assets	100.0	92,957,625

* Variable demand rate notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

+ The cost for federal income tax purposes was $94,032,406.

(a) Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	8.2
Financial Guaranty Insurance Company	4.0
Financial Security Assurance, Inc.	10.5
MBIA Corp.	3.3

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Investments in securities, at amortized cost	$ 84,580,761	$ 94,032,406
Cash	—	55,383
Receivable for investments sold	95,000	4,651,395
Interest receivable	409,215	989,538
Other assets	14,383	23,963
Total assets	85,099,359	99,752,685
Liabilities
Payable for investments purchased	—	6,546,995
Dividends payable	147,085	164,217
Accrued management fee	7,274	11,269
Due to custodian	24,066	—
Other accrued expenses and payables	90,872	72,579
Total liabilities	269,297	6,795,060
Net assets, at value	$ 84,830,062	$ 92,957,625
Net Assets
Net assets consist of: Undistributed net investment income and distributions in excess of net investment income, respectively	24,942	(222)
Accumulated net realized gain (loss)	53	(2,071)
Paid-in capital	84,805,067	92,959,918
Net assets, at value	$ 84,830,062	$ 92,957,625
Net Asset Value
Net assets applicable to shares outstanding	$ 84,830,062	$ 92,957,625
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	84,827,532	92,958,999
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Income: Interest	$ 1,355,158	$ 2,791,481
Expenses: Advisory fee	62,545	129,021
Administration service fee	208,530	516,083
Administration fee	6,942	—
Services to shareholders	17,656	—
Custodian fees	764	—
Distribution service fees	17,355	—
Auditing	18,394	18,410
Legal	12,469	13,194
Trustees' fees and expenses	4,057	5,960
Reports to shareholders	17,212	12,643
Registration fees	6,635	6,560
Other	5,307	8,839
Total expenses before expense reductions	377,866	710,710
Expense reductions	(66,432)	(65,080)
Total expenses after expense reductions	311,434	645,630
Net investment income	1,043,724	2,145,851
Net realized gain (loss) on investment transactions	375	86
Net increase (decrease) in net assets resulting from operations	$ 1,044,099	$ 2,145,937

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 1,043,724	$ 1,680,696
Net realized gain (loss) on investment transactions	375	289
Net increase (decrease) in net assets resulting from operations	1,044,099	1,680,985
Distributions to shareholders from: Net investment income	(1,044,360)	(1,680,695)
Fund share transactions: Proceeds from shares sold	115,903,307	255,899,620
Reinvestment of distributions	243,238	445,761
Cost of shares redeemed	(121,453,469)	(276,418,725)
Net increase (decrease) in net assets from Fund share transactions	(5,306,924)	(20,073,344)
Increase (decrease) in net assets	(5,307,185)	(20,073,054)
Net assets at beginning of period	90,137,247	110,210,301
Net assets at end of period (including undistributed net investment income of $24,942 and $25,578, respectively)	$ 84,830,062	$ 90,137,247
Other Information
Shares outstanding at beginning of period	90,134,456	110,207,798
Shares sold	115,903,307	255,899,620
Shares issued to shareholders in reinvestment of distributions	243,238	445,761
Shares redeemed	(121,453,469)	(276,418,723)
Net increase (decrease) in Fund shares	(5,306,924)	(20,073,342)
Shares outstanding at end of period	84,827,532	90,134,456

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 2,145,851	$ 3,024,804
Net realized gain (loss) on investment transactions	86	(2,157)
Net increase (decrease) in net assets resulting from operations	2,145,937	3,022,647
Distributions to shareholders from: Net investment income	(2,148,651)	(3,024,804)
Fund share transactions: Proceeds from shares sold	299,418,244	733,051,760
Reinvestment of distributions	832,856	926,841
Cost of shares redeemed	(381,013,997)	(695,075,364)
Net increase (decrease) in net assets from Fund share transactions	(80,762,897)	38,903,237
Increase (decrease) in net assets	(80,765,611)	38,901,080
Net assets at beginning of period	173,723,236	134,822,156
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $222 and $2,578, respectively)	$ 92,957,625	$ 173,723,236
Other Information
Shares outstanding at beginning of period	173,721,896	134,819,039
Shares sold	299,418,244	733,051,760
Shares issued to shareholders in reinvestment of distributions	832,856	926,841
Shares redeemed	(381,013,997)	(695,075,744)
Net increase (decrease) in Fund shares	(80,762,897)	38,902,857
Shares outstanding at end of period	92,958,999	173,721,896

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.012	.017	.005	.003	.006	.02
Net realized and unrealized gain (loss) on investment transactions[c]	—	—	—	—	—	—
Total from investment operations	.012	.017	.005	.003	.006	.02
Less distributions from: Net investment income	(.012)	(.017)	(.005)	(.003)	(.006)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[d]	1.25**	1.70	.47	.32	.65	1.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85	90	110	89	113	110
Ratio of expenses before expense reductions (%)	.93*	.87	.88	.83	.82	.80[e]
Ratio of expenses after expense reductions (%)	.74*	.75	.75	.75	.75	.75[e]
Ratio of net investment income (%)	2.50*	1.67	.49	.33	.65	1.86

[a] For the six months ended June 30, 2006 (Unaudited).

[b] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.

[c] Amount is less than $.0005 per share.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Includes expenses of the NY Tax Free Money Portfolio.

* Annualized

** Not annualized

Tax Free Money Fund Investment

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.012	.017	.005	.003	.007	.02
Net realized and unrealized gain (loss) on investment transactions[c]	—	—	—	—	—	—
Total from investment operations	.012	.017	.005	.003	.007	.02
Less distributions from: Net investment income	(.012)	(.017)	(.005)	(.003)	(.007)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[d]	1.25**	1.72	.49	.33	.72	2.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93	174	135	168	166	164
Ratio of expenses before expense reductions (%)	.84*	.82	.84	.80	.80	.79[e]
Ratio of expenses after expense reductions (%)	.75*	.75	.75	.75	.75	.75[e]
Ratio of net investment income (%)	2.49*	1.73	.46	.32	.72	2.11

[a] For the six months ended June 30, 2006 (Unaudited).

[b] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the Tax Free Money Portfolio for the respective periods.

[c] Amount is less than $.005 per share.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Includes expenses of the Tax Free Money Portfolio.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Advisor Funds (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a ``Fund,'' and collectively, the ``Funds'') are two of the funds the Trust offers to investors.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Funds a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Funds are taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Funds and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

At December 31, 2005, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2013, whichever occurs first.

	Capital Loss Carryforward	Expiration Date
New York Tax Free Money Fund Investment	$ 300	12/13/2013
Tax Free Money Fund Investment	$ 2,160	12/13/2013

Distributions of Income. The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/ amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Investment Advisory Agreement. Deutsche Asset Management, Inc. ("DeAM" or "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. Under the Investment Advisory Agreement, the Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.15%.

For the period from January 1, 2006 through May 31, 2006, the Advisor contractually agreed to waive all or a portion of its fees and/or reimburse or pay certain operating expenses of NY Tax Free Money Fund Investment, to the extent necessary, to maintain total operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses).

Effective June 1, 2006 through September 30, 2006, the Advisor contractually agreed to waive all or a portion of its fees and/or reimburse or pay certain operating expenses of NY Tax Free Money Fund Investment, to the extent necessary, to maintain total operating expenses at 0.746% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses).

For the period from January 1, 2006 through April 30, 2007, the Advisor contractually agreed to waive all or a portion of its fees and/or reimburse expenses of the Tax Free Money Fund Investment, to the extent necessary, to maintain the operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses).

Accordingly, for the six months ended June 30, 2006 each Fund waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund Investment	$ 62,545	$ 52,132.02%
Tax Free Money Fund Investment	$ 129,021	$ 60,556.08%

Administrative Service Fee. Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, is the Administrator for Tax Free Money Fund Investment and pays the Administrator an annual fee ("Administrative service fee") based on its average daily net assets, which is accrued daily and payable monthly at an annual rate of 0.60%. For the period January 1, 2006 through June 30, 2006, ICCC received an Administrative service fee of $71,494, of which $17,355 is unpaid for Tax Free Money Fund Investment.

Effective July 1, 2006, the Administrator agreement with ICCC was terminated and Tax Free Money Fund Investment entered into an Administrative Service Agreement with Deutsche Investment Management Americas Inc. "DeIM", an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to Tax Free Money Fund Investment. For all services provided under the Administrative Services Agreement, Tax Free Money Fund Investment pays DeIM an annual fee ("Administration fee") of 0.10% of the its average daily net assets, computed and accrued daily and payable monthly.

Prior to June 1, 2006, ICCC was the Administrator for NY Tax Free Money Fund Investment and paid the Administrator an annual fee ("Administrative service fee") based on its average daily net assets, which was accrued daily and payable monthly at an annual rate of 0.60%. For the period January 1, 2006 through May 31, 2006, ICCC received an Administrative service fee of $208,530, of which $6,351 was waived and $921 is unpaid.

Effective June 1, 2006, the Administrator agreement with ICCC was terminated and NY Tax Free Money Fund Investment entered into an Administrative Services Agreement with DeIM, pursuant to which DeIM provides most administrative services to NY Tax Free Money Fund Investment. For all services provided under the Administrative Services Agreement, NY Tax Free Money Fund Investment pays DeIM an annual fee ("Administration fee") of 0.10% of its average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received an Administration fee of $6,942, all of which is unpaid for NY Tax Free Money Fund Investment.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent and dividend-paying agent for NY Tax Free Money Fund Investment. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. Prior to June 1, 2006, these fees were included in the Administrative service fee. For the period June 1, 2006 through June 30, 2006, the amount charged the Fund by DWS-SISC aggregated $17,493, of which $5,235 was waived and $12,120 is unpaid.

Distribution Service Agreement. Effective June 1, 2006, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, provides information and administrative services ("Shareholder Servicing Fee") to NY Tax Free Money Fund Investment at an annual rate of up to 0.25% of average daily net assets. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period June 1, 2006 through June 30, 2006 the Distribution Service Fee aggregated $17,355, all of which is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended June 30, 2006, the amount charged to each Fund by DeIM included in reports to shareholders are as follows:

	Total Aggregated	Unpaid at June 30, 2006
NY Tax Free Money Fund Investment	$ 5,760	$ 2,880
Tax Free Money Fund Investment	$ 5,760	$ 2,880

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Expense Reductions

For the six months ended June 30, 2006, the Advisor agreed to reimburse NY Tax Free Money Fund Investment $2,606 and Tax Free Money Fund Investment $4,465, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Funds have entered into arrangements with its custodian whereby credits realized as a result of uninvested cash advances were used to reduce a portion of each funds expenses. During the six months ended June 30, 2006, the custodian fees were reduced by $108 and $59 for NY Tax Free Money Fund Investment and Tax Free Money Fund Investment, respectively.

D. Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At June 30, 2006, there was one shareholder who held approximately 83% of the outstanding shares of Tax Free Money Fund Investment.

E. Line of Credit Agreement

The Funds and several other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

G. Fund Merger

On June 28, 2006, The Board of the Fund approved, in principle, the merger of the Tax Free Money Fund Investment (the "Acquired Fund") into the Cash Account Trust: Tax-Exempt Portfolio.

Completion of the merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at the shareholder meeting expected to be held on or about October 12, 2006.

H. Subsequent Event

On August 15, 2006, NY Tax Free Money Fund Investment will be renamed NY Tax Free Money Fund and its existing shares will be redesignated as a separate share class named Investment Class.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (the "Funds"), each a series of DWS Advisors Funds (the "Trust") was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Advisor Funds)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	439,214,704.469	3,753,093.585
Dawn-Marie Driscoll	439,224,192.946	3,743,605.108
Keith R. Fox	439,230,602.032	3,737,196.022
Kenneth C. Froewiss	439,255,986.088	3,711,811.966
Martin J. Gruber	439,184,395.908	3,783,402.146
Richard J. Herring	439,254,370.904	3,713,427.150
Graham E. Jones	439,202,833.057	3,764,964.997
Rebecca W. Rimel	439,229,633.088	3,738,164.966
Philip Saunders, Jr.	439,157,724.341	3,810,055.713
William N. Searcy, Jr.	439,269,874.890	3,697,923.164
Jean Gleason Stromberg	439,256,234.415	3,711,563.639
Carl W. Vogt	439,195,306.566	3,772,491.488
Axel Schwarzer	439,210,622.946	3,757,175.108

V. Approval of Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Advisor Funds)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
417,769,769.140	2,715,885.592	3,342,376.322	19,139,767.000

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

NY Tax Free Money Fund Investment

A Special Meeting of Shareholders (the "Meeting") of NY Tax Free Money Fund Investment was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor:

Number of Votes:
For	Against	Abstain
45,204,438.790	52,368.810	2,825.870

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
44,966,696.430	290,111.170	2,825.870

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
44,941,965.430	77,099.810	240,568.230

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
45,256,807.300	.000	2,825.870

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-E. Concentration for Funds that will not Concentrate in Bank Obligations

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-H. Commodities

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-I. Lending

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-J. Portfolio Diversification

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-K. Investing for Control

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-O. Short Sales

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-P. Warrants

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-Q. Issuers Whose Securities Are Owned by Officers and Trustees of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

IV. Approval of Reclassification of the Fund's Investment Objective as Nonfundamental

Number of Votes:
For	Against	Abstain
45,256,807.600	.000	2,825.870

Tax Free Money Fund Investment

A Special Meeting of Shareholders (the "Meeting") of Tax Free Money Fund Investment was held on June 9, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor:

Number of Votes:
For	Against	Abstain
90,304,672.370	97,001.940	159,713.890

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.:

Number of Votes:
For	Against	Abstain
90,304,672.370	97,001.940	159,713.890

II-C. Approval of a Subadvisor Approval Policy:

Number of Votes:
For	Against	Abstain
90,236,946.560	164,727.750	159,713.890

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-E. Concentration for Funds that will not Concentrate in Bank Obligations

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-HG. Commodities

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-I. Lending

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-J. Portfolio Diversification

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-K. Investing for Control

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-O. Short Sales

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-P. Warrants

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-Q. Issuers Whose Securities Are Owned by Officers and Trustees of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
89,758,603.590	97,001.940	705,782.670

IV. Approval of Reclassification of the Fund's Investment Objective as Nonfundamental

Number of Votes:
For	Against	Abstain
90,236,946.560	164,727.750	159,713.890

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Nasdaq Symbol	BNYXX	BTXXX
CUSIP Number	23336Y 698	23336Y 714
Fund Number	844	839

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and Deutsche Asset Management mutual funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, Two International Place, 10th Floor, Boston, MA 02110.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment and NY Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment and NY Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 28, 2006